Non-current financial assets and other non-current assets (Tables)	6 Months Ended
Jun. 30, 2025
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Summary of Non-current Financial Assets and Other Non-current Assets

	As of December 31,	As of June 30,
	2024	2025
	$ in thousands
Deposits and financial investments	869	31,237
Restricted cash	4,556	2,320
Other financial assets	2,096	1,934
Non-current financial assets	7,521	35,491
Research tax credit	11,594	16,127
Other non-current assets	11,594	16,127